Shareholders' equity	6 Months Ended
Jun. 30, 2018
Shareholders' equity
Shareholders' equity

8. Shareholders’ equity

The authorized share capital of the Company amounting to € 7,200,000 consists of 90,000,000 ordinary shares and 90,000,000 preference shares with a par value of € 0.04 per share. At June 30, 2018, 36,425,014 ordinary shares were issued and fully paid in cash, of which 4,490,378 were held by the Company as treasury shares (31 December 2017: 4,503,149).

On October 2, 2015, the Company filed a shelf registration statement, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 200,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 200,000,000, the offering, issuance and sale by us of up to a maximum aggregate offering price of $ 60,000,000 of its ordinary shares that may be issued and sold under a sales agreement in one or more at-the-market offerings. In 2017, the Company has issued 976,477 shares pursuant to its current at-the-market offering program, resulting in proceeds of € 4,138,000, net of € 127,000 of offering expenses. In 2018, no shares were issued pursuant to our ATM facility.

On June 28, 2017, the Company agreed to the issuance of 1,200,000 ordinary shares to institutional investors at an issue price of $ 5.00 per share in a registered direct offering with gross proceeds of € 5,278,000. The closing of the offering was effected on July 3, 2017. Transaction costs amounted to € 414,000, resulting in net proceeds of € 4,864,000.

In November 2017, the Company consummated an underwritten public offering and concurrent registered direct offering of 6,397,498 ordinary shares at an issue price of $ 3.25 per share. The gross proceeds from both offerings amounted to € 17,671,000 while the transaction costs amounted to € 988,000, resulting in net proceeds of € 16,683,000.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan which was introduced in 2013. Options may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The quarterly compensation expenses included in operating costs for this plan in 2018 were € 1,511,000 (2017: € 1,273,000), of which € 873,000 (2017: € 627,000) was recorded in general and administrative costs and € 638,000 (2017: € 646,000) was recorded in research and development costs.